Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Note 12.    Concentration of Credit Risk
As of June 30, 2021, the Company’s portfolio of finance receivables is concentrated to consumers living primarily in Florida and Texas, which make up approximately 13 percent and 11 percent, respectively, of the gross receivable portfolio. There were no other states that make up more than 10 percent or more of the Company’s portfolio of finance receivables. As of December 31, 2020, the Company’s portfolio of finance receivables is concentrated to consumers living primarily in Florida and Illinois, which make up approximately 14 percent and 13 percent, respectively, of the gross receivable portfolio. Furthermore, such consumers’ ability to honor their installment contracts may be affected by economic conditions in these areas. The Company is also exposed to a concentration of credit risk inherent in providing alternate financing programs to borrowers who cannot obtain traditional bank financing.

Note 12. Concentration of Credit Risk
As of December 31, 2020, the Company’s portfolio of finance receivables is concentrated to consumers living primarily in Florida and Illinois, which make up approximately 14 percent and 13 percent, respectively, of the gross receivable portfolio. There were no other states that make up more than 10 percent or more of the Company’s portfolio of finance receivables. As of December 31, 2019, the Company’s portfolio of finance receivables is concentrated to consumers living primarily in Illinois and Florida, which make up approximately 16 percent and 14 percent, respectively, of the gross receivable portfolio. Furthermore, such consumers’ ability to honor their installment contracts may be affected by economic conditions in these areas. The Company is also exposed to a concentration of credit risk inherent in providing alternate financing programs to borrowers who cannot obtain traditional bank financing.